SUBSEQUENT EVENTS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
SUBSEQUENT EVENTS
Sales	$ 597,255	$ 401,222
Lease operating costs	173,327	134,684
Depletion	5,617	5,993
Net operating income	$ 418,311	$ 260,545